RETIREMENT BENEFIT OBLIGATIONS (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Jun. 30, 2014 GBP (£)
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Contributions to plan, net defined benefit liability (asset)						£ (1,050)	£ (868)	£ (587)	£ (630)
Net defined benefit liability (asset)							£ 1,146	£ 509	(244)
Actuarial assumption of discount rates							2.90%	2.59%
Description of asset-liability matching strategies used by plan or entity to manage risk							Asset-liability matching strategiesThe main schemes’ assets are invested in a diversifiedportfolio, consisting primarily of debt securities. The investment strategy is not static and will evolve to reflect the structureof liabilities within the schemes. Specific asset-liability matching strategies for each pension plan are independently determinedby the responsible governance body for each scheme and in consultation with the employer.A significant goal of the asset-liability matching strategiesadopted by Group schemes is to reduce volatility caused by changes in market expectations of interest rates and inflation. Inthe main schemes, this is achieved by investing scheme assets in bonds, primarily fixed interest gilts and index linked gilts,and by entering into interest rate and inflation swap arrangements. These investments are structured to take into account theprofile of scheme liabilities, and actively managed to reflect both changing market conditions and changes to the liability profile.At 31 December 2018 the asset-liability matching strategymitigated 105 per cent of the liability sensitivity to interest rate movements and 106 per cent of the liabilitysensitivity to inflation movements. In addition a small amount of interest rate sensitivity arises through holdings of corporateand other debt securities.
Employer contributions							£ 300	£ 256	£ 268
Percentage of reasonably possible increase in actuarial assumption								6.81%
Investment Grade [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Defined benefit scheme fair value of scheme assets debt instruments with investment grade							£ 29,033	£ 27,732
The group's three main schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of gross defined benefit pension assets							94.00%	95.00%
The group's three main schemes [member] | Minimum [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of retirement age							55
Aggregated measurement [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Triennial Funding Valuation, Aggregate Funding Deficit							£ 7,300
Defined benefit plan funding level							85.60%			85.90%
Surplus (deficit) in plan										£ 5,200
Contributions to plan, net defined benefit liability (asset)	£ 1,305	£ 1,305	£ 1,305	£ 1,287	£ 798	£ 618	£ 412
Defined benefit pension schemes [Member] | Limited liability partnerships [Member] | LLoyds Bank Pension Scheme No 1 and No 2 [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Net defined benefit liability (asset)							6,700
Defined benefit pension schemes [Member] | Limited liability partnerships [Member] | HBOs Final Salary Pension Scheme [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Net defined benefit liability (asset)							4,600
Guaranteed Minimum Pension Benefits [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)							£ 108
Contractual Right to Retire Earlier [Member] | The group's three main schemes [member] | Minimum [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of retirement age							50
RPI [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation							3.20%	3.20%
CPI [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation							2.15%	2.15%
Men [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of life expectancy after retirement							27.8
Women [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of life expectancy after retirement							29.4
Healthcare premiums [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of reasonably possible increase in actuarial assumption							6.81%